15. Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	R$ 1,924	R$ 1,908
Additions	558	283
Amortization	41	(132)
Company acquisition	(138)
Write-off	(29)	(9)
Transfers	657	(9)
Assets held for sale and discontinued operations	(338)	(117)
Intangible assets, ending	2,675	1,924
Goodwill - retail
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	1,107	1,107
Additions	0	0
Amortization	41	0
Company acquisition	0
Write-off	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	0
Intangible assets, ending	1,148	1,107
Tradename - cash and carry
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	39	39
Additions	0	0
Amortization	0	0
Company acquisition	0
Write-off	0	0
Transfers	0	0
Assets held for sale and discontinued operations	0	0
Intangible assets, ending	39	39
Commercial rights - retail
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	86	80
Additions	24	6
Amortization	0	0
Company acquisition	(5)
Write-off	0	0
Transfers	652	0
Assets held for sale and discontinued operations	0	0
Intangible assets, ending	757	86
Software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	551	523
Additions	534	236
Amortization	0	(86)
Company acquisition	(91)
Write-off	(29)	(9)
Transfers	(6)	(9)
Assets held for sale and discontinued operations	(338)	(104)
Intangible assets, ending	621	551
Software capital lease
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets, beginning	141	159
Additions	0	41
Amortization	0	(46)
Company acquisition	(42)
Write-off	0	0
Transfers	11	0
Assets held for sale and discontinued operations	0	(13)
Intangible assets, ending	R$ 110	R$ 141